Long-Term Debt Issuances and Retirements (Details) - USD ($) $ in Millions	Jan. 18, 2022	Sep. 01, 2021	Aug. 16, 2021	Aug. 17, 2020	Mar. 15, 2020	Jan. 15, 2020	Jul. 15, 2019	Dec. 31, 2021	Oct. 08, 2021	Mar. 02, 2021	Dec. 31, 2020	May 14, 2020	May 08, 2020
The Williams Companies, Inc. [Member] | 3.6% Senior Unsecured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 1,250
Long-term debt interest rate	3.60%							3.60%
Long-term debt								$ 1,250			$ 1,250
The Williams Companies, Inc. [Member] | 2.6 Percent Senior Unsecured Notes Due 2031
Debt Instrument [Line Items]
Long-term debt interest rate								2.60%	2.60%	2.60%
Long-term debt face amount									$ 600	$ 900
Long-term debt								$ 1,500			0
The Williams Companies, Inc. [Member] | 3.5 Percent Senior Unsecured Notes Due 2051
Debt Instrument [Line Items]
Long-term debt interest rate								3.50%	3.50%
Long-term debt face amount									$ 650
Long-term debt								$ 650			0
The Williams Companies, Inc. [Member] | 7.875% Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		$ 371
Long-term debt interest rate		7.875%						7.875%
Long-term debt								$ 0			371
The Williams Companies, Inc. [Member] | 4% Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 500
Long-term debt interest rate			4.00%					4.00%
Long-term debt								$ 0			500
The Williams Companies, Inc. [Member] | 4.125% Senior Unsecured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount				$ 600
Long-term debt interest rate				4.125%
The Williams Companies, Inc. [Member] | 3.5 Percent Senior Unsecured Notes Due 2030 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								3.50%				3.50%
Long-term debt face amount												$ 1,000
Long-term debt								$ 1,000			1,000
The Williams Companies, Inc. [Member] | 5.25% Senior Unsecured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount					$ 1,500
Long-term debt interest rate					5.25%
The Williams Companies, Inc. [Member] | 8.75 Percent Senior Unsecured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount						$ 14
Long-term debt interest rate						8.75%
The Williams Companies, Inc. [Member] | 7.625% Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount							$ 32
Long-term debt interest rate							7.625%
Transcontinental Gas Pipe Line Company, LLC [Member] | 3.25 Percent Senior Unsecured Notes Due 2030 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								3.25%					3.25%
Long-term debt face amount													$ 700
Long-term debt								$ 700			700
Transcontinental Gas Pipe Line Company, LLC [Member] | 3.95 Percent Senior Unsecured Notes Due 2050 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								3.95%					3.95%
Long-term debt face amount													$ 500
Long-term debt								$ 500			$ 500
Transcontinental Gas Pipe Line Company, LLC [Member] | Atlantic Sunrise [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								9.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | Leidy South
Debt Instrument [Line Items]
Long-term debt interest rate								16.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | Dalton [Member]
Debt Instrument [Line Items]
Long-term debt interest rate								9.00%